Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 265,351	$ 197,429
Short-term bank deposits	1,330	10,518
Trade and unbilled receivables and contract assets, net	2,942,886	2,716,762
Other receivables and prepaid expenses	371,918	285,352
Inventories, net	2,773,696	2,298,019
Total current assets	6,355,181	5,508,080
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies and other companies	126,007	145,350
Long-term trade and unbilled receivables and contract assets	516,299	364,719
Long-term bank deposits and other receivables	67,510	87,648
Deferred income taxes, net	34,064	23,423
Severance pay fund	223,167	206,943
Total long-term investments and receivables	967,047	828,083
OPERATING LEASE RIGHT OF USE ASSETS	527,075	425,884
PROPERTY, PLANT AND EQUIPMENT, NET	1,276,948	1,087,950
GOODWILL	1,490,585	1,499,065
OTHER INTANGIBLE ASSETS, NET	354,760	390,520
TOTAL ASSETS	10,971,596	9,739,582
CURRENT LIABILITIES:
Short-term credit and loans	450,856	576,594
Current maturities of long-term loans and Series B, C and D Notes	74,561	75,286
Operating lease liabilities	84,912	67,390
Trade payables	1,343,816	1,254,126
Other payables and accrued expenses	1,207,717	1,194,347
Contract liabilities	2,149,306	1,656,103
Total current liabilities	5,311,168	4,823,846
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	27,395	41,227
Series B, C and D Notes, net of current maturities	278,529	342,847
Employee benefit liabilities	454,334	510,416
Deferred income taxes and tax liabilities, net	73,916	55,240
Contract liabilities	816,796	354,319
Operating lease liabilities	454,057	363,100
Other long-term liabilities	274,421	298,296
Total long-term liabilities	2,379,448	1,965,445
COMMITMENTS AND CONTINGENT LIABILITIES
Share Capital:
Ordinary shares of 1 New Israeli Shekels (“NIS”) par value each; Authorized – 80,000,000 shares as of December 31, 2024 and 2023; Issued and outstanding 44,547,673 and 44,453,850 shares as of December 31, 2024 and 2023, respectively.	12,842	12,816
Additional paid-in capital	459,330	443,570
Accumulated other comprehensive income (loss)	64,298	(17,797)
Retained earnings	2,741,070	2,508,914
Total Elbit Systems Ltd. equity	3,277,540	2,947,503
Non-controlling interests	3,440	2,788
Total equity	3,280,980	2,950,291
TOTAL LIABILITIES AND EQUITY	$ 10,971,596	$ 9,739,582